Trade and other liabilities and provisions	12 Months Ended
Dec. 31, 2025
Trade and other liabilities and other non-current liabilities
Trade and other liabilities, other non-current liabilities and provisions

27. Trade and other liabilities, other non-current liabilities

	December 31,
	2025	2024

	(Euro, in thousands)
Trade liabilities	€32,621	€64,230
Severance accruals related to cell therapy activities	33,106	—
Other liabilities	38,895	33,550
Current financial instruments	5	5
Accrued charges	20	1,092
Total trade and other liabilities	€104,647	€98,877

Non-current contingent consideration related to milestones CellPoint	€—	€20,576
Other non-current liabilities	12,601	13,245
Total other non-current liabilities	€12,601	€33,821

The contingent consideration arrangement relating to the acquisition of CellPoint required us to pay the former owners of CellPoint additional considerations up to €100.0 million. This amount was due when certain sequential development (€20.0 million), regulatory (€30.0 million) and sales-based (€50.0 million) milestones would be achieved. Total fair value at December 31, 2024, of these milestones amounted to €20.6 million.

The fair value measurement was based on significant inputs that are not observable in the market, which were classified as Level 3 inputs. Key assumptions in the valuation at December 31, 2024 included an appropriate discount rate, an appropriate probability of success of reaching these milestones and expected timing of these milestones, in line with the timelines and probabilities used in our impairment test of the CAR-T business.

Since acquisition date changes were made to the discount rate and the expected timing of the milestones. The only impact until the third quarter of 2025 that was recognized compared to the date of acquisition was the discounting effect. This was recognized on the line “other financial income/other financial expenses”.

As a consequence of the wind-down of the cell therapy activities this contingent consideration payable was derecognized, the fair value gain in 2025 of €21.8 million was included in the line “Other operating income” in our income statement.

We refer to note 35 “Financial Risk Management” for more information on the financial risk management.